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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:   811-07674
                                      -----------------------------------------

                        TRANSAMERICA PARTNERS FUNDS GROUP
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               (Exact name of registrant as specified in charter)

     570 Carillon Parkway, St. Petersburg, Florida                 33716
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       (Address of principal executive offices)                  (Zip code)

       Dennis P. Gallagher, P.O. Box 9012, Clearwater, Florida 33758-9771
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800

Date of fiscal year end: December 31
                         ------------------------------------------------------

Date of reporting period: July 1, 2007 - June 30, 2008
                          -----------------------------------------------------



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******************************* FORM N-Px REPORT*******************************

ICA File Number: 811-07674
Reporting Period: 07/01/2007 - 06/30/2008
Transamerica Partners Funds Group




Transamerica Partners Funds Group

Transamerica Partners Growth
Transamerica Partners Balanced
Transamerica Partners Core Bond
Transamerica Partners Large Growth
Transamerica Partners Large Core
Transamerica Partners High Quality Bond
Transamerica Partners High Yield Bond
Transamerica Partners Inflation-Protected Securities
Transamerica Partners International Equity
Transamerica Partners Mid Growth
Transamerica Partners Mid Value
Transamerica Partners Money Market
Transamerica Partners Small Growth
Transamerica Partners Small Value
Transamerica Partners Small Core
Transamerica Partners Total Return Bond
Transamerica Partners Large Value
Transamerica Partners Value

     Each of the above funds is fully invested in a corresponding series of Transamerica Partners Portfolios ("TPP"). Each fund voted as follows on the matters presented to TPP shareholders during the reporting period:

TRANSAMERICA PARTNERS PORTFOLIOS

Ticker:  None                                        Security ID:
Meeting Date:     October 30, 2007                   Meeting Type:  Special
Record Date:      August 15, 2007

#        Proposal                             Mgmt. Rec.  Vote Cast  Sponsor
1.1   Elect Director Neal M. Jewell           For         For        Management
1.2   Elect Director Eugene M. Mannella       For         For        Management
1.3   Elect Director Joyce Galpern Norden     For         For        Management
1.4   Elect Director Patricia L. Sawyer       For         For        Management
1.5   Elect Director Leo J. Hill              For         For        Management
1.6   Elect Director Russell A. Kimball, Jr.  For         For        Management
1.7   Elect Director Norm R. Nielsen          For         For        Management
1.8   Elect Director John W. Waechter         For         For        Management
1.9   Elect Director John K. Carter           For         For        Management
2.0   To approve a new Investment
        Advisory Agreement with
        Transamerica Fund Advisors, Inc.      For         For        Management
3.0  To approve an amendment to the
        Declaration of Trust                  For         For        Management
4.0  To approve changes to the
        fundamental investment policies
        of each Fund                          For         For        Management
5.0  Approval of Amended Plan of
        Distribution Pursuant to Rule 12b-1   For         For        Management

     To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2008 for Transamerica Partners Portfolios, Investment Company Act # 811-08272 (CIK # 0000917153).


Transamerica Institutional Asset Allocation - Short Horizon
Transamerica Institutional Asset Allocation - Short/Intermediate Horizon Transamerica Institutional Asset Allocation - Intermediate Horizon Transamerica Institutional Asset Allocation - Intermediate/Long Horizon Transamerica Institutional Asset Allocation - Long Horizon

     Each of the above funds is fully invested in a corresponding series of Transamerica Partners Funds Group II ("TPFGII"). Each fund voted as follows on the matters presented to TPFGII shareholders during the reporting period:

TRANSAMERICA PARTNERS FUNDS GROUP II

Ticker:  None                                        Security ID:
Meeting Date:     October 30, 2007                   Meeting Type:  Special
Record Date:      August 15, 2007

#        Proposal                              Mgmt. Rec.  Vote Cast Sponsor
1.1   Elect Director Neal M. Jewell            For         For       Management
1.2   Elect Director Eugene M. Mannella        For         For       Management
1.3   Elect Director Joyce Galpern Norden      For         For       Management
1.4   Elect Director Patricia L. Sawyer        For         For       Management
1.5   Elect Director Leo J. Hill               For         For       Management
1.6   Elect Director Russell A. Kimball, Jr.   For         For       Management
1.7   Elect Director Norm R. Nielsen           For         For       Management
1.8   Elect Director John W. Waechter          For         For       Management
1.9   Elect Director John K. Carter            For         For       Management
2.0   To approve a new Investment
        Advisory Agreement with
        Transamerica Fund Advisors, Inc.       For         For       Management
6.0  To approve an amendment to the
        Declaration of Trust                   For         For       Management
7.0  To approve changes to the
        fundamental investment policies
        of each Fund                           For         For       Management
8.0  Approval of Amended Plan of
        Distribution Pursuant to Rule 12b-1    For         For       Management

     To view each underlying portfolio's voting record for the reporting period, please refer to the Form N-PX filed August 28, 2008 for TPFGII, Investment Company Act #811-07495 (CIK #0001004784).

Transamerica Partners Stock Index

     Transamerica Partners Stock Index ("TPSI") is fully invested in a corresponding series of Master Investment Portfolio ("MIP"). TPSI voted as follows on the matters presented to MIP shareholders during the reporting period:

MASTER INVESTMENT PORTFOLIO

Ticker:                                     Security ID:
Meeting Date: NOV 16, 2007                           Meeting Type: Consent
Record Date:  AUG 31, 2007

#     Proposal                                Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Mary G.F. Bitterman      For       For        Management
1.2   Elect Director A. John Gambs            For       For        Management
1.3   Elect Director Lee T. Kranefuss         For       For        Management
1.4   Elect Director Hayne E. Leland          For       For        Management
1.5   Elect Director Jeffrey M. Lyons         For       For        Management
1.6   Elect Director Wendy Paskin-Jordan      For       For        Management
1.7   Elect Director Leo Soong                For       For        Management
1.8   Elect Director H. Michael Williams      For       For        Management

     To view the voting record of MIP for the reporting period, please refer to the Form N-PX filed in August 2008 for MIP, Investment Company Act #811-08162 (CIK # 000915092).


========== END NPX REPORT


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                        TRANSAMERICA PARTNERS FUNDS GROUP
                                        ---------------------------------------
                                                 (Registrant)


                                        By: /s/ John K. Carter
                                            -----------------------------------
                                        John K. Carter
                                        President and Chief Executive Officer

                                        Date: September 2, 2008
                                              ---------------------------------